Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of DWS Large Cap Value Fund, DWS Strategic Value Fund, DWS Dreman Mid Cap Value Fund and DWS Dreman Small Cap Value Fund (the “Funds”), each a series of DWS Value Series, Inc. (Reg. Nos 033-18477, 811-05385)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 59 under the Securities Act of 1933, as amended (the “Securities Act”), to the Funds’ Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on December 30, 2010 in Post-Effective Amendment No. 58 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes.  Pursuant to Rule 485(b), the Funds have designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2011.  No fees are required in connection with this filing.

None of the revised disclosure contained in the Amendment represents a material change from the Prospectus and Statement of Additional Information contained in the previous Post-Effective Amendment noted above.  Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Jennifer Goodman, Esq., Vedder Price